PGIM US Large-Cap Buffer 20 ETF - September
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 103.0%
Affiliated Mutual Fund 2.2%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $38,820)(wb)	38,820	$38,820
Options Purchased*~ 100.8%
(cost $1,765,291)		1,806,130

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.0% (cost $1,804,111)		1,844,950
Options Written*~ (3.0)%
(premiums received $42,185)		(53,197)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $1,761,926)		1,791,753
Liabilities in excess of other assets(z) (0.0)%		(577)

Net Assets 100.0%		$1,791,176

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/30/24	$5.23		33		3	$1,799,488
SPDR S&P 500 ETF Trust	Put	08/30/24	$523.30		33		3	6,642
Total Options Purchased (cost $1,765,291)								$1,806,130

PGIM US Large-Cap Buffer 20 ETF - September
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/30/24	$542.45		33		3	$(52,752)
SPDR S&P 500 ETF Trust	Put	08/30/24	$418.64		33		3	(445)
Total Options Written (premiums received $42,185)							$(53,197)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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